Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Abstract]
Equity interests acquired	$ 566,000	$ 278,000
Name of associate	Farfetch Finance Limited
Proportion of ownership interest in associate	25.00%
Proportion of ownership interest in associate	England & Wales